Statement of Changes in Net Assets Available for Benefits - EBP 010 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Employee contributions	$ 633,000
Employer contributions	343,586
Total contributions	976,586
Net investment gain of Plan's interest in Ford Defined Contribution Plans Master Trust (Note 3)	3,055,359
Interest income on notes receivable from participants	5,045
Total additions	4,036,990
Deductions
Benefits paid to participants	(1,659,930)
Ford stock dividend payments to participants	(7,981)
Administrative & other expenses	(15,938)
Total deductions	(1,683,849)
Net Increase in Net Assets Available for Benefits	2,353,141
Net assets available for benefits at beginning of year	17,347,403
Net assets available for benefits at end of year	$ 19,700,544